Cover	May 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2026
Entity File Number	000-26108
Entity Registrant Name	AMERICAN CANNABIS COMPANY, INC.
Entity Central Index Key	0000945617
Entity Tax Identification Number	90-1116625
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1004 S Tejon S
Entity Address, City or Town	Colorado Springs
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80903
City Area Code	(303)
Local Phone Number	974-4770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false